Schedule of Investments (unaudited)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.0%
Boeing Co. (The)(a)	352,394	$48,179,308
Curtiss-Wright Corp.	24,861	3,283,144
General Dynamics Corp.	146,100	32,324,625
Hexcel Corp.	52,781	2,760,974
Howmet Aerospace Inc.	238,304	7,494,661
Huntington Ingalls Industries Inc.	25,492	5,552,667
L3Harris Technologies Inc.	70,873	17,130,004
Lockheed Martin Corp.	150,104	64,538,716
Mercury Systems Inc.(a)	35,486	2,282,814
Northrop Grumman Corp.	92,643	44,336,161
Raytheon Technologies Corp.	941,740	90,510,631
Textron Inc.	136,328	8,325,551
TransDigm Group Inc.(a)	18,355	9,850,578
Woodward Inc.	39,658	3,667,968
		340,237,802
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.(b)	81,592	8,270,981
FedEx Corp.	151,092	34,254,067
United Parcel Service Inc., Class B	265,260	48,420,561
		90,945,609
Airlines — 0.4%
Alaska Air Group Inc.(a)	78,616	3,148,571
American Airlines Group Inc.(a)(b)	406,160	5,150,109
Delta Air Lines Inc.(a)	405,543	11,748,581
JetBlue Airways Corp.(a)	199,934	1,673,447
Southwest Airlines Co.(a)	375,217	13,552,838
United Airlines Holdings Inc.(a)	205,874	7,292,057
		42,565,603
Auto Components — 0.2%
Adient PLC(a)(b)	59,284	1,756,585
Aptiv PLC(a)	101,181	9,012,192
BorgWarner Inc.	150,680	5,028,191
Dana Inc.	90,625	1,275,094
Gentex Corp.	70,978	1,985,255
Goodyear Tire & Rubber Co. (The)(a)	176,639	1,891,804
Lear Corp.	37,424	4,711,307
Visteon Corp.(a)	17,535	1,816,275
		27,476,703
Automobiles — 0.6%
Ford Motor Co.	2,502,276	27,850,332
General Motors Co.(a)	923,851	29,341,508
Harley-Davidson Inc.	96,729	3,062,440
Thor Industries Inc.	34,799	2,600,529
		62,854,809
Banks — 5.3%
Associated Banc-Corp.	94,272	1,721,407
Bank of America Corp.	2,515,919	78,320,558
Bank of Hawaii Corp.	14,659	1,090,630
Bank OZK	40,257	1,510,845
Cadence Bank	42,877	1,006,752
Cathay General Bancorp.	29,640	1,160,406
Citigroup Inc.	1,230,565	56,593,684
Citizens Financial Group Inc.	312,247	11,144,095
Comerica Inc.	45,438	3,334,240
Commerce Bancshares Inc.	34,781	2,283,373
Cullen/Frost Bankers Inc.	15,757	1,834,903
Fifth Third Bancorp.	434,787	14,608,843
Security	Shares	Value
Banks (continued)
First Horizon Corp.	338,365	$7,396,659
FNB Corp.	213,043	2,313,647
Fulton Financial Corp.	101,305	1,463,857
Hancock Whitney Corp.	30,019	1,330,742
Home BancShares Inc./AR	75,560	1,569,381
Huntington Bancshares Inc./OH	916,130	11,021,044
International Bancshares Corp.	33,453	1,340,796
JPMorgan Chase & Co.	1,004,941	113,166,406
KeyCorp	590,313	10,171,093
M&T Bank Corp.	113,773	18,134,278
Old National Bancorp./IN	185,583	2,744,773
PNC Financial Services Group Inc. (The)	262,063	41,345,680
Prosperity Bancshares Inc.	57,844	3,949,010
Regions Financial Corp.	328,291	6,155,456
Synovus Financial Corp.	54,776	1,974,675
Texas Capital Bancshares Inc.(a)	31,687	1,668,004
Truist Financial Corp.	844,760	40,066,967
U.S. Bancorp	856,688	39,424,782
Umpqua Holdings Corp.	86,328	1,447,721
United Bankshares Inc./WV	85,769	3,007,919
Valley National Bancorp	267,089	2,780,396
Washington Federal Inc.	40,886	1,227,398
Webster Financial Corp.	68,589	2,891,026
Wells Fargo & Co.	2,401,862	94,080,935
Wintrust Financial Corp.	17,831	1,429,155
Zions Bancorp. NA	51,067	2,599,310
		589,310,846
Beverages — 2.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,429	735,914
Brown-Forman Corp., Class B, NVS	114,739	8,050,088
Coca-Cola Co. (The)	2,472,246	155,528,996
Constellation Brands Inc., Class A	103,163	24,043,169
Keurig Dr Pepper Inc.	354,932	12,561,044
Molson Coors Beverage Co., Class B	118,324	6,449,841
Monster Beverage Corp.(a)	114,610	10,624,347
PepsiCo Inc.	508,123	84,683,779
		302,677,178
Biotechnology — 2.0%
AbbVie Inc.	515,033	78,882,454
Amgen Inc.	199,770	48,604,041
Biogen Inc.(a)	92,519	18,868,325
Exelixis Inc.(a)	93,473	1,946,108
Gilead Sciences Inc.	794,819	49,127,762
Incyte Corp.(a)	67,208	5,105,792
United Therapeutics Corp.(a)	14,625	3,446,235
Vertex Pharmaceuticals Inc.(a)	64,858	18,276,336
		224,257,053
Building Products — 0.6%
A O Smith Corp.	41,733	2,281,960
Allegion PLC	56,397	5,521,266
Carrier Global Corp.	539,434	19,236,216
Fortune Brands Home & Security Inc.	46,912	2,809,091
Johnson Controls International PLC	172,937	8,280,224
Lennox International Inc.	8,966	1,852,286
Masco Corp.	79,806	4,038,184
Owens Corning	61,484	4,568,876
Trane Technologies PLC	148,171	19,242,968
		67,831,071

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets — 2.4%
Ameriprise Financial Inc.	27,262	$6,479,632
Bank of New York Mellon Corp. (The)	470,882	19,640,488
BlackRock Inc.(c)	43,195	26,307,483
Cboe Global Markets Inc.	28,350	3,208,937
Charles Schwab Corp. (The)	305,794	19,320,065
CME Group Inc.	227,814	46,633,526
FactSet Research Systems Inc.	10,227	3,932,997
Federated Hermes Inc.	32,342	1,028,152
Franklin Resources Inc.	97,125	2,263,984
Interactive Brokers Group Inc., Class A	20,811	1,144,813
Intercontinental Exchange Inc.	152,230	14,315,709
Invesco Ltd.	214,465	3,459,321
Janus Henderson Group PLC	57,821	1,359,372
MarketAxess Holdings Inc.	12,486	3,196,541
Moody’s Corp.	34,808	9,466,732
Morgan Stanley	452,274	34,399,960
Nasdaq Inc.(b)	16,223	2,474,656
Northern Trust Corp.	132,693	12,802,221
Raymond James Financial Inc.	50,459	4,511,539
S&P Global Inc.	85,822	28,927,163
SEI Investments Co.	27,271	1,473,179
State Street Corp.	232,651	14,342,934
T Rowe Price Group Inc.	43,568	4,949,761
		265,639,165
Chemicals — 2.6%
Air Products and Chemicals Inc.	140,541	33,797,300
Albemarle Corp.	23,515	4,914,165
Ashland Global Holdings Inc.	18,961	1,953,931
Cabot Corp.	35,732	2,279,344
Celanese Corp.	39,081	4,596,316
CF Industries Holdings Inc.	52,898	4,534,946
Chemours Co. (The)	98,484	3,153,458
Corteva Inc.	458,343	24,814,690
Dow Inc.	461,322	23,808,829
DuPont de Nemours Inc.	323,269	17,967,291
Eastman Chemical Co.	81,673	7,331,785
Ecolab Inc.	157,290	24,184,910
FMC Corp.	80,615	8,626,611
Ingevity Corp.(a)	11,265	711,272
International Flavors & Fragrances Inc.	160,912	19,167,838
Linde PLC	156,309	44,943,527
LyondellBasell Industries NV, Class A	164,020	14,345,189
Minerals Technologies Inc.	20,864	1,279,798
Mosaic Co. (The)	229,350	10,832,201
NewMarket Corp.	4,272	1,285,701
PPG Industries Inc.	149,495	17,093,258
RPM International Inc.	39,960	3,145,651
Sensient Technologies Corp.	11,265	907,508
Sherwin-Williams Co. (The)	71,340	15,973,739
		291,649,258
Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	30,837	1,872,114
Cintas Corp.	29,774	11,121,482
Clean Harbors Inc.(a)	12,933	1,133,836
Copart Inc.(a)	42,956	4,667,599
IAA Inc.(a)	39,065	1,280,160
MillerKnoll Inc.	47,567	1,249,585
MSA Safety Inc.	11,412	1,381,651
Republic Services Inc.	73,634	9,636,482
Rollins Inc.	79,704	2,783,264
Security	Shares	Value
Commercial Services & Supplies (continued)
Stericycle Inc.(a)	57,673	$2,528,961
Waste Management Inc.	118,648	18,150,771
		55,805,905
Communications Equipment — 0.8%
Ciena Corp.(a)	36,081	1,648,902
Cisco Systems Inc.	1,447,750	61,732,060
F5 Inc.(a)	18,338	2,806,448
Juniper Networks Inc.	204,434	5,826,369
Lumentum Holdings Inc.(a)(b)	24,881	1,976,049
Motorola Solutions Inc.	43,469	9,111,102
Viasat Inc.(a)	46,205	1,415,259
		84,516,189
Construction & Engineering — 0.2%
AECOM	88,832	5,793,623
Dycom Industries Inc.(a)	11,460	1,066,238
EMCOR Group Inc.	32,441	3,340,125
Fluor Corp.(a)(b)	88,741	2,159,956
MasTec Inc.(a)	19,100	1,368,706
MDU Resources Group Inc.	127,754	3,448,081
Quanta Services Inc.(b)	41,133	5,155,610
		22,332,339
Construction Materials — 0.1%
Martin Marietta Materials Inc.	16,485	4,932,972
Vulcan Materials Co.	43,373	6,163,303
		11,096,275
Consumer Finance — 0.4%
American Express Co.	216,403	29,997,784
Capital One Financial Corp.	129,558	13,498,648
FirstCash Holdings Inc.	25,562	1,776,814
Synchrony Financial	136,674	3,774,936
		49,048,182
Containers & Packaging — 0.6%
Amcor PLC	954,160	11,860,209
AptarGroup Inc.	22,742	2,347,202
Avery Dennison Corp.	25,586	4,141,606
Ball Corp.	203,910	14,022,891
Greif Inc., Class A, NVS	16,106	1,004,692
International Paper Co.	234,863	9,824,319
Packaging Corp. of America	59,719	8,211,363
Sealed Air Corp.	41,778	2,411,426
Silgan Holdings Inc.	52,792	2,182,949
Sonoco Products Co.	61,685	3,518,512
Westrock Co.	161,480	6,433,363
		65,958,532
Distributors — 0.2%
Genuine Parts Co.	89,597	11,916,401
LKQ Corp.	96,134	4,719,218
		16,635,619
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,566	1,454,512
Grand Canyon Education Inc.(a)	20,475	1,928,540
H&R Block Inc.	54,862	1,937,726
		5,320,778
Diversified Financial Services — 2.8%
Berkshire Hathaway Inc., Class B(a)	1,146,444	313,002,141
Voya Financial Inc.	62,795	3,738,186
		316,740,327

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Telecommunication Services — 2.1%
AT&T Inc.	4,536,354	$95,081,980
Iridium Communications Inc.(a)	39,127	1,469,610
Lumen Technologies Inc.	589,851	6,435,274
Verizon Communications Inc.	2,661,128	135,052,246
		238,039,110
Electric Utilities — 3.6%
ALLETE Inc.	35,159	2,066,646
Alliant Energy Corp.	159,320	9,337,745
American Electric Power Co. Inc.	325,408	31,219,643
Constellation Energy Corp.	205,937	11,791,953
Duke Energy Corp.	487,816	52,298,753
Edison International	240,750	15,225,030
Entergy Corp.	128,829	14,511,299
Evergy Inc.	145,856	9,517,104
Eversource Energy	217,695	18,388,697
Exelon Corp.	621,106	28,148,524
FirstEnergy Corp.	361,321	13,871,113
Hawaiian Electric Industries Inc.	68,574	2,804,677
IDACORP Inc.	32,211	3,411,789
NextEra Energy Inc.	1,244,821	96,423,835
OGE Energy Corp.	79,329	3,058,926
Pinnacle West Capital Corp.	70,858	5,181,137
PNM Resources Inc.	53,916	2,576,106
Portland General Electric Co.	56,548	2,732,965
PPL Corp.	466,324	12,651,370
Southern Co. (The)	673,309	48,013,665
Xcel Energy Inc.	345,134	24,421,682
		407,652,659
Electrical Equipment — 0.9%
AMETEK Inc.	146,358	16,083,281
Eaton Corp. PLC	252,795	31,849,642
Emerson Electric Co.	376,377	29,937,026
EnerSys	26,358	1,554,068
Hubbell Inc.	15,800	2,821,564
nVent Electric PLC	43,360	1,358,469
Regal Rexnord Corp.	24,610	2,793,727
Rockwell Automation Inc.	35,442	7,063,945
Sunrun Inc.(a)	130,123	3,039,673
		96,501,395
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	178,217	11,473,611
Arrow Electronics Inc.(a)	42,793	4,796,667
Avnet Inc.	62,443	2,677,556
Belden Inc.	28,116	1,497,739
CDW Corp./DE	34,899	5,498,686
Cognex Corp.	41,541	1,766,323
Corning Inc.	481,711	15,178,714
II-VI Inc.(a)(b)	34,601	1,762,921
IPG Photonics Corp.(a)	22,515	2,119,337
Jabil Inc.	50,428	2,582,418
Keysight Technologies Inc.(a)	29,212	4,026,874
Littelfuse Inc.	6,066	1,541,007
National Instruments Corp.	39,039	1,219,188
TD SYNNEX Corp.	26,003	2,368,873
TE Connectivity Ltd.	204,165	23,101,270
Teledyne Technologies Inc.(a)	29,644	11,119,761
Trimble Inc.(a)	69,470	4,045,238
Vishay Intertechnology Inc.	83,421	1,486,562
Vontier Corp.	106,306	2,443,975
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	9,136	$2,685,527
		103,392,247
Energy Equipment & Services — 0.6%
Baker Hughes Co.	592,708	17,111,480
ChampionX Corp.	67,280	1,335,508
Halliburton Co.	571,510	17,922,554
NOV Inc.	246,356	4,165,880
Schlumberger NV	895,653	32,028,551
		72,563,973
Entertainment — 1.8%
Activision Blizzard Inc.	495,476	38,577,761
Electronic Arts Inc.	178,253	21,684,478
Live Nation Entertainment Inc.(a)(b)	48,879	4,036,428
Take-Two Interactive Software Inc.(a)	37,938	4,648,543
Walt Disney Co. (The)(a)	1,154,198	108,956,291
Warner Bros. Discovery Inc.(a)	1,397,018	18,747,982
World Wrestling Entertainment Inc., Class A	10,635	664,581
		197,316,064
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities Inc.	94,109	13,648,628
American Campus Communities Inc.	39,411	2,540,827
American Tower Corp.	144,483	36,928,410
Apartment Income REIT Corp.	52,377	2,178,883
AvalonBay Communities Inc.	51,370	9,978,622
Boston Properties Inc.	90,360	8,040,233
Brixmor Property Group Inc.	83,967	1,696,973
Corporate Office Properties Trust	70,570	1,848,228
Cousins Properties Inc.	93,462	2,731,894
Crown Castle International Corp.	150,920	25,411,910
Digital Realty Trust Inc.	180,407	23,422,241
Douglas Emmett Inc.	59,602	1,333,893
Duke Realty Corp.	85,868	4,718,447
EPR Properties	47,001	2,205,757
Equinix Inc.	31,117	20,444,491
Equity Residential	216,371	15,626,314
Essex Property Trust Inc.	23,288	6,090,045
Federal Realty Investment Trust	25,611	2,451,997
First Industrial Realty Trust Inc.	26,086	1,238,563
Healthcare Realty Trust Inc.	49,217	1,338,702
Healthpeak Properties Inc.	342,643	8,877,880
Highwoods Properties Inc.	65,693	2,246,044
Host Hotels & Resorts Inc.	455,192	7,137,411
Hudson Pacific Properties Inc.	95,912	1,423,334
Iron Mountain Inc.	70,920	3,453,095
JBG SMITH Properties	71,641	1,693,593
Kilroy Realty Corp.	65,946	3,450,954
Kimco Realty Corp.	392,505	7,759,824
Kite Realty Group Trust	137,613	2,379,329
Lamar Advertising Co., Class A	18,658	1,641,344
Macerich Co. (The)	133,884	1,166,130
Medical Properties Trust Inc.	381,798	5,830,055
Mid-America Apartment Communities Inc.	27,421	4,789,626
National Retail Properties Inc.	60,670	2,608,810
Omega Healthcare Investors Inc.	150,214	4,234,533
Park Hotels & Resorts Inc.	148,521	2,015,430
Pebblebrook Hotel Trust	82,645	1,369,428
Physicians Realty Trust	144,747	2,525,835
PotlatchDeltic Corp.	23,602	1,042,972
Prologis Inc.	183,045	21,535,244

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks Inc.	4,584	$857,896
Public Storage	39,670	12,403,619
Rayonier Inc.	36,044	1,347,325
Realty Income Corp.	381,224	26,022,350
Regency Centers Corp.	98,711	5,854,549
Sabra Health Care REIT Inc.	149,197	2,084,282
SBA Communications Corp.	30,095	9,631,905
Simon Property Group Inc.	83,503	7,926,105
SL Green Realty Corp.	40,336	1,861,506
Spirit Realty Capital Inc.	85,066	3,213,793
STORE Capital Corp.	160,032	4,173,635
UDR Inc.	85,198	3,922,516
Ventas Inc.	253,309	13,027,682
VICI Properties Inc.(b)	610,162	18,176,726
Vornado Realty Trust	99,955	2,857,713
Welltower Inc.	287,676	23,690,119
Weyerhaeuser Co.	272,558	9,027,121
		417,134,771
Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings Inc.(a)	85,896	5,353,039
Casey’s General Stores Inc.	23,325	4,314,658
Costco Wholesale Corp.	137,617	65,957,076
Grocery Outlet Holding Corp.(a)(b)	54,816	2,336,806
Kroger Co. (The)	415,732	19,676,596
Performance Food Group Co.(a)	96,985	4,459,370
Sprouts Farmers Market Inc.(a)	70,531	1,785,845
Sysco Corp.	322,810	27,345,235
Walgreens Boots Alliance Inc.	454,252	17,216,151
Walmart Inc.	889,598	108,157,325
		256,602,101
Food Products — 2.1%
Archer-Daniels-Midland Co.	356,536	27,667,193
Campbell Soup Co.	127,205	6,112,200
Conagra Brands Inc.	304,711	10,433,305
Flowers Foods Inc.	124,808	3,284,946
General Mills Inc.	380,373	28,699,143
Hain Celestial Group Inc. (The)(a)	58,268	1,383,282
Hershey Co. (The)	50,768	10,923,243
Hormel Foods Corp.	179,624	8,506,993
Ingredion Inc.	41,699	3,676,184
JM Smucker Co. (The)	68,998	8,832,434
Kellogg Co.	160,903	11,478,820
Kraft Heinz Co. (The)	449,738	17,153,007
Lamb Weston Holdings Inc.	91,697	6,552,668
Lancaster Colony Corp.	6,809	876,863
McCormick & Co. Inc./MD, NVS	158,208	13,170,816
Mondelez International Inc., Class A	876,058	54,394,441
Pilgrim’s Pride Corp.(a)	29,412	918,537
Post Holdings Inc.(a)	36,791	3,029,739
Sanderson Farms Inc.	7,040	1,517,331
Tyson Foods Inc., Class A(b)	185,194	15,937,796
		234,548,941
Gas Utilities — 0.3%
Atmos Energy Corp.	88,063	9,871,862
National Fuel Gas Co.	27,455	1,813,403
New Jersey Resources Corp.	60,579	2,697,583
ONE Gas Inc.	33,663	2,733,099
Southwest Gas Holdings Inc.	42,839	3,730,420
Spire Inc.	32,550	2,420,743
Security	Shares	Value
Gas Utilities (continued)
UGI Corp.	134,293	$5,185,053
		28,452,163
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	521,428	56,653,152
Abiomed Inc.(a)	13,026	3,224,065
Baxter International Inc.	319,054	20,492,839
Becton Dickinson and Co.	180,651	44,535,891
Boston Scientific Corp.(a)	905,860	33,761,402
Cooper Companies Inc. (The)	31,214	9,773,728
DENTSPLY SIRONA Inc.	137,384	4,908,730
Edwards Lifesciences Corp.(a)	146,426	13,923,648
Enovis Corp.(a)	16,649	915,695
Envista Holdings Corp.(a)(b)	101,342	3,905,721
Globus Medical Inc., Class A(a)(b)	19,884	1,116,288
Haemonetics Corp.(a)	32,212	2,099,578
Hologic Inc.(a)	41,331	2,864,238
ICU Medical Inc.(a)(b)	6,724	1,105,358
IDEXX Laboratories Inc.(a)	16,545	5,802,828
Integra LifeSciences Holdings Corp.(a)	22,501	1,215,729
Intuitive Surgical Inc.(a)	70,510	14,152,062
LivaNova PLC(a)	13,380	835,849
Medtronic PLC	850,046	76,291,629
Neogen Corp.(a)(b)	29,136	701,886
NuVasive Inc.(a)	32,580	1,601,633
ResMed Inc.	39,005	8,176,618
STERIS PLC	36,481	7,520,558
Stryker Corp.	125,775	25,020,421
Teleflex Inc.	29,858	7,340,589
Zimmer Biomet Holdings Inc.	132,840	13,956,171
		361,896,306
Health Care Providers & Services — 5.0%
Acadia Healthcare Co. Inc.(a)	56,547	3,824,274
Amedisys Inc.(a)	20,704	2,176,404
AmerisourceBergen Corp.	95,695	13,538,929
Cardinal Health Inc.	172,584	9,020,966
Centene Corp.(a)	370,574	31,354,266
Chemed Corp.	4,178	1,961,111
Cigna Corp.	201,055	52,982,014
CVS Health Corp.	830,959	76,996,661
DaVita Inc.(a)(b)	39,110	3,127,236
Elevance Health Inc.	152,814	73,744,980
Encompass Health Corp.	62,601	3,508,786
HCA Healthcare Inc.	60,551	10,176,201
HealthEquity Inc.(a)	17,278	1,060,696
Henry Schein Inc.(a)(b)	87,107	6,684,591
Humana Inc.	80,165	37,522,831
Laboratory Corp. of America Holdings	27,680	6,487,085
LHC Group Inc.(a)	19,916	3,101,718
McKesson Corp.	92,069	30,033,828
Molina Healthcare Inc.(a)	18,846	5,269,530
Patterson Companies Inc.	54,373	1,647,502
Progyny Inc.(a)	16,636	483,276
Quest Diagnostics Inc.	40,692	5,411,222
R1 RCM Inc.(a)	35,052	734,690
UnitedHealth Group Inc.	344,744	177,070,861
Universal Health Services Inc., Class B	42,572	4,287,426
		562,207,084
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings Inc.(a)	25,774	45,078,468

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Inc.(a)(b)	48,937	$1,874,287
Carnival Corp.(a)(b)	512,505	4,433,168
Chipotle Mexican Grill Inc.(a)	5,895	7,706,298
Choice Hotels International Inc.	6,607	737,539
Cracker Barrel Old Country Store Inc.	14,679	1,225,550
Darden Restaurants Inc.	79,084	8,945,982
Domino’s Pizza Inc.(b)	7,487	2,917,759
Expedia Group Inc.(a)	95,149	9,022,980
Hilton Worldwide Holdings Inc.	103,363	11,518,773
Las Vegas Sands Corp.(a)	216,089	7,258,429
Marriott International Inc./MD, Class A	174,218	23,695,390
Marriott Vacations Worldwide Corp.	14,630	1,700,006
McDonald’s Corp.	257,761	63,636,036
MGM Resorts International	224,111	6,488,013
Norwegian Cruise Line Holdings Ltd.(a)(b)	264,185	2,937,737
Penn National Gaming Inc.(a)(b)	104,356	3,174,510
Royal Caribbean Cruises Ltd.(a)(b)	142,232	4,965,319
Six Flags Entertainment Corp.(a)	24,707	536,142
Starbucks Corp.	355,560	27,161,228
Texas Roadhouse Inc.	17,913	1,311,232
Travel + Leisure Co.	54,186	2,103,501
Wendy’s Co. (The)	55,563	1,049,029
Wyndham Hotels & Resorts Inc.	20,466	1,345,026
Wynn Resorts Ltd.(a)(b)	66,667	3,798,686
Yum! Brands Inc.	95,816	10,876,074
		255,497,162
Household Durables — 0.5%
DR Horton Inc.	96,331	6,376,149
Garmin Ltd.	47,070	4,624,627
KB Home	53,841	1,532,315
Leggett & Platt Inc.	83,811	2,898,184
Lennar Corp., Class A	163,894	11,566,000
Mohawk Industries Inc.(a)	32,641	4,050,422
Newell Brands Inc.	111,733	2,127,396
NVR Inc.(a)	1,007	4,032,169
PulteGroup Inc.	150,593	5,968,001
Taylor Morrison Home Corp.(a)	77,214	1,803,719
Toll Brothers Inc.	71,791	3,201,879
Whirlpool Corp.	35,652	5,521,425
		53,702,286
Household Products — 2.8%
Church & Dwight Co. Inc.	153,386	14,212,747
Clorox Co. (The)	77,865	10,977,408
Colgate-Palmolive Co.	531,591	42,601,703
Energizer Holdings Inc.	43,734	1,239,859
Kimberly-Clark Corp.	213,531	28,858,714
Procter & Gamble Co. (The)	1,520,324	218,607,388
		316,497,819
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	424,817	8,925,405

Industrial Conglomerates — 1.5%
3M Co.	360,330	46,630,305
General Electric Co.	697,459	44,407,215
Honeywell International Inc.	431,399	74,981,460
		166,018,980
Insurance — 3.7%
Aflac Inc.	375,539	20,778,573
Alleghany Corp.(a)	8,572	7,141,333
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	174,256	$22,083,463
American Financial Group Inc./OH	22,131	3,072,004
American International Group Inc.	502,039	25,669,254
Aon PLC, Class A	53,827	14,516,065
Arthur J Gallagher & Co.	74,521	12,149,904
Assurant Inc.	33,240	5,745,534
Brighthouse Financial Inc.(a)	50,165	2,057,768
Brown & Brown Inc.	45,752	2,669,172
Chubb Ltd.	268,490	52,779,764
Cincinnati Financial Corp.	49,877	5,934,365
CNO Financial Group Inc.	77,460	1,401,251
Everest Re Group Ltd.	25,110	7,037,831
First American Financial Corp.	37,221	1,969,735
Globe Life Inc.	58,300	5,682,501
Hanover Insurance Group Inc. (The)	22,435	3,281,119
Hartford Financial Services Group Inc. (The)	208,381	13,634,369
Kemper Corp.	37,548	1,798,549
Lincoln National Corp.	102,467	4,792,382
Loews Corp.	124,230	7,361,870
Marsh & McLennan Companies Inc.	124,192	19,280,808
Mercury General Corp.	18,089	801,343
MetLife Inc.	438,052	27,505,285
Old Republic International Corp.	184,435	4,123,967
Primerica Inc.	9,727	1,164,225
Principal Financial Group Inc.	148,876	9,943,428
Progressive Corp. (The)	370,568	43,085,941
Prudential Financial Inc.	238,439	22,813,843
Reinsurance Group of America Inc.	42,555	4,991,276
RenaissanceRe Holdings Ltd.	27,815	4,349,432
RLI Corp.	9,910	1,155,407
Selective Insurance Group Inc.	38,182	3,319,543
Travelers Companies Inc. (The)	152,129	25,729,578
Unum Group	128,485	4,371,060
W R Berkley Corp.	132,450	9,041,037
Willis Towers Watson PLC	70,646	13,944,814
		417,177,793
Interactive Media & Services — 0.2%
Match Group Inc.(a)	180,973	12,612,008
TripAdvisor Inc.(a)	36,154	643,541
Twitter Inc.(a)	251,361	9,398,388
		22,653,937
Internet & Direct Marketing Retail — 0.0%
eBay Inc.	81,569	3,398,980

IT Services — 5.0%
Accenture PLC, Class A	168,548	46,797,352
Akamai Technologies Inc.(a)(b)	59,313	5,417,056
Automatic Data Processing Inc.	124,435	26,136,327
Bread Financial Holdings Inc.	30,415	1,127,180
Broadridge Financial Solutions Inc.	40,996	5,843,980
Cognizant Technology Solutions Corp., Class A	331,371	22,364,229
DXC Technology Co.(a)	154,226	4,674,590
Euronet Worldwide Inc.(a)	22,045	2,217,507
Fidelity National Information Services Inc.	386,984	35,474,823
Fiserv Inc.(a)	368,655	32,799,235
FleetCor Technologies Inc.(a)	49,048	10,305,475
Genpact Ltd.	36,958	1,565,541
Global Payments Inc.	178,384	19,736,406
International Business Machines Corp.	569,948	80,470,958
Jack Henry & Associates Inc.	45,912	8,265,078

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Kyndryl Holdings Inc.(a)(b)	112,664	$1,101,854
Mastercard Inc., Class A	288,641	91,060,463
Paychex Inc.	95,879	10,917,742
PayPal Holdings Inc.(a)	338,194	23,619,469
Sabre Corp.(a)(b)	105,562	615,427
VeriSign Inc.(a)	32,298	5,404,424
Visa Inc., Class A	594,399	117,031,219
Western Union Co. (The)	244,630	4,029,056
WEX Inc.(a)	16,102	2,504,827
		559,480,218
Leisure Products — 0.1%
Callaway Golf Co.(a)	73,647	1,502,399
Hasbro Inc.	83,079	6,802,508
Polaris Inc.	21,097	2,094,510
		10,399,417
Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	75,857	9,009,536
Bio-Rad Laboratories Inc., Class A(a)	6,203	3,070,485
Danaher Corp.	131,199	33,261,570
Illumina Inc.(a)	50,502	9,310,549
IQVIA Holdings Inc.(a)	32,501	7,052,392
Mettler-Toledo International Inc.(a)	5,439	6,248,160
Sotera Health Co.(a)(b)	14,993	293,713
Waters Corp.(a)	9,978	3,302,518
		71,548,923
Machinery — 2.4%
AGCO Corp.	38,442	3,794,225
Caterpillar Inc.	338,009	60,422,489
Crane Holdings Co.	16,051	1,405,426
Cummins Inc.	89,922	17,402,605
Deere & Co.	95,453	28,585,310
Donaldson Co. Inc.	37,973	1,828,020
Dover Corp.	48,959	5,939,706
Esab Corp.	16,619	727,081
Flowserve Corp.(b)	81,760	2,340,789
Fortive Corp.	225,439	12,259,373
Graco Inc.	42,781	2,541,619
IDEX Corp.	28,093	5,102,532
Illinois Tool Works Inc.	106,541	19,417,097
Ingersoll Rand Inc.	258,537	10,879,237
ITT Inc.	23,653	1,590,428
Kennametal Inc.	52,636	1,222,734
Lincoln Electric Holdings Inc.	15,666	1,932,558
Middleby Corp. (The)(a)	12,641	1,584,676
Nordson Corp.	13,806	2,794,887
Oshkosh Corp.	42,044	3,453,494
Otis Worldwide Corp.(b)	161,653	11,424,017
PACCAR Inc.	219,422	18,067,207
Parker-Hannifin Corp.	81,027	19,936,693
Pentair PLC	43,666	1,998,593
Snap-on Inc.	33,743	6,648,383
Stanley Black & Decker Inc.	95,716	10,036,780
Terex Corp.	43,841	1,199,928
Timken Co. (The)	43,393	2,301,999
Westinghouse Air Brake Technologies Corp.	115,690	9,495,835
Xylem Inc./NY	67,225	5,255,650
		271,589,371
Marine — 0.0%
Kirby Corp.(a)	37,710	2,294,276
Security	Shares	Value
Media — 1.7%
Cable One Inc.	1,293	$1,667,091
Charter Communications Inc., Class A(a)	73,405	34,392,445
Comcast Corp., Class A	2,832,819	111,159,817
DISH Network Corp., Class A(a)(b)	156,955	2,814,203
Fox Corp., Class A, NVS(a)	197,519	6,352,211
Fox Corp., Class B(a)	92,506	2,747,428
Interpublic Group of Companies Inc. (The)	247,236	6,806,407
John Wiley & Sons Inc., Class A	13,664	652,593
New York Times Co. (The), Class A	44,063	1,229,358
News Corp., Class A, NVS(a)	247,052	3,849,070
News Corp., Class B(a)	76,561	1,216,554
Omnicom Group Inc.	130,380	8,293,472
Paramount Global, Class B, NVS	384,816	9,497,259
TEGNA Inc.	77,813	1,631,739
		192,309,647
Metals & Mining — 0.6%
Alcoa Corp.	70,533	3,214,894
Commercial Metals Co.	75,869	2,511,264
Freeport-McMoRan Inc.	514,250	15,046,955
Newmont Corp.	503,088	30,019,261
Nucor Corp.	77,544	8,096,369
Reliance Steel & Aluminum Co.	39,440	6,699,279
Royal Gold Inc.	16,917	1,806,397
U.S. Steel Corp.	165,278	2,960,129
Worthington Industries Inc.	20,312	895,759
		71,250,307
Multi-Utilities — 1.8%
Ameren Corp.	163,649	14,787,324
Black Hills Corp.	41,646	3,030,579
CenterPoint Energy Inc.	399,251	11,809,845
CMS Energy Corp.	183,976	12,418,380
Consolidated Edison Inc.	224,509	21,350,806
Dominion Energy Inc.	514,046	41,026,011
DTE Energy Co.	122,862	15,572,759
NiSource Inc.	257,166	7,583,825
NorthWestern Corp.	34,951	2,059,662
Public Service Enterprise Group Inc.	316,335	20,017,679
Sempra Energy	199,130	29,923,265
WEC Energy Group Inc.	199,798	20,107,671
		199,687,806
Multiline Retail — 0.8%
Dollar General Corp.	144,954	35,577,510
Dollar Tree Inc.(a)	142,690	22,238,236
Kohl’s Corp.	81,460	2,907,307
Macy’s Inc.	180,535	3,307,401
Nordstrom Inc.	70,274	1,484,890
Ollie’s Bargain Outlet Holdings Inc.(a)	37,946	2,229,328
Target Corp.	131,830	18,618,351
		86,363,023
Oil, Gas & Consumable Fuels — 6.4%
APA Corp.	96,478	3,367,082
Chevron Corp.	1,244,993	180,250,087
CNX Resources Corp.(a)	70,342	1,157,829
ConocoPhillips	819,585	73,606,929
Coterra Energy Inc.	513,288	13,237,698
DTE Midstream LLC(a)	35,368	1,733,739
EOG Resources Inc.	200,455	22,138,250
EQT Corp.	190,071	6,538,442
Equitrans Midstream Corp.	255,419	1,624,465

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Escrow PetroCorp.(d)	190	$—
Exxon Mobil Corp.	2,669,272	228,596,454
Hess Corp.	50,749	5,376,349
HF Sinclair Corp.	95,750	4,324,070
Kinder Morgan Inc.	1,232,050	20,649,158
Marathon Oil Corp.	448,508	10,082,460
Marathon Petroleum Corp.	342,812	28,182,575
Occidental Petroleum Corp.	332,836	19,597,384
ONEOK Inc.	161,586	8,968,023
Phillips 66	304,860	24,995,471
Pioneer Natural Resources Co.	62,769	14,002,509
Range Resources Corp.(a)	48,999	1,212,725
Valero Energy Corp.	248,212	26,379,971
Williams Companies Inc. (The)	771,798	24,087,816
		720,109,486
Personal Products — 0.2%
BellRing Brands Inc.(a)(b)	70,481	1,754,272
Coty Inc., Class A(a)(b)	224,787	1,800,544
Estee Lauder Companies Inc. (The), Class A(b)	59,941	15,265,175
Nu Skin Enterprises Inc., Class A	31,228	1,352,172
		20,172,163
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	1,349,121	103,882,317
Catalent Inc.(a)	45,471	4,878,584
Jazz Pharmaceuticals PLC(a)(b)	39,512	6,164,267
Johnson & Johnson	1,667,417	295,983,192
Merck & Co. Inc.	1,602,342	146,085,520
Organon & Co.	159,209	5,373,304
Perrigo Co. PLC	84,043	3,409,624
Pfizer Inc.	1,635,438	85,746,014
Viatris Inc.	768,134	8,042,363
Zoetis Inc.	101,646	17,471,931
		677,037,116
Professional Services — 0.4%
CACI International Inc., Class A(a)	14,571	4,105,817
Jacobs Engineering Group Inc.	46,207	5,874,296
KBR Inc.	30,806	1,490,702
Leidos Holdings Inc.	86,617	8,723,198
ManpowerGroup Inc.	34,044	2,601,302
Nielsen Holdings PLC	225,402	5,233,835
Robert Half International Inc.	22,462	1,682,179
Science Applications International Corp.	36,222	3,372,268
Verisk Analytics Inc.	49,693	8,601,361
		41,684,958
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	103,576	7,624,229
Jones Lang LaSalle Inc.(a)	16,215	2,835,355
		10,459,584
Road & Rail — 1.3%
CSX Corp.	1,377,801	40,038,897
JB Hunt Transport Services Inc.	21,966	3,458,986
Knight-Swift Transportation Holdings Inc.	104,258	4,826,103
Landstar System Inc.	8,718	1,267,772
Norfolk Southern Corp.	151,229	34,372,839
Ryder System Inc.	33,724	2,396,427
Union Pacific Corp.	234,799	50,077,931
Werner Enterprises Inc.	38,150	1,470,301
XPO Logistics Inc.(a)	61,875	2,979,900
		140,889,156
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.9%
Amkor Technology Inc.(b)	37,148	$629,659
Analog Devices Inc.	331,522	48,432,049
Broadcom Inc.	111,230	54,036,646
Cirrus Logic Inc.(a)	19,190	1,392,043
CMC Materials Inc.	5,951	1,038,390
First Solar Inc.(a)	25,570	1,742,084
Intel Corp.	2,591,000	96,929,310
Microchip Technology Inc.	183,083	10,633,461
Micron Technology Inc.	706,352	39,047,138
MKS Instruments Inc.	15,993	1,641,362
NXP Semiconductors NV	61,528	9,107,990
ON Semiconductor Corp.(a)	66,050	3,322,975
Qorvo Inc.(a)	35,432	3,341,946
Semtech Corp.(a)	13,734	754,958
Skyworks Solutions Inc.	55,183	5,112,153
SolarEdge Technologies Inc.(a)(b)	8,810	2,411,121
Texas Instruments Inc.	298,022	45,791,080
Wolfspeed Inc.(a)(b)	35,149	2,230,204
		327,594,569
Software — 1.1%
ACI Worldwide Inc.(a)	40,384	1,045,542
Ansys Inc.(a)	20,788	4,974,361
Autodesk Inc.(a)	49,643	8,536,610
Blackbaud Inc.(a)	9,321	541,270
CDK Global Inc.	37,649	2,062,036
Ceridian HCM Holding Inc.(a)(b)	50,487	2,376,928
Citrix Systems Inc.	78,746	7,651,749
CommVault Systems Inc.(a)	10,012	629,755
Envestnet Inc.(a)	5,993	316,251
Fair Isaac Corp.(a)	6,979	2,797,881
NCR Corp.(a)	86,576	2,693,379
NortonLifeLock Inc.	369,702	8,118,656
Paycom Software Inc.(a)	7,595	2,127,511
PTC Inc.(a)	33,215	3,532,083
Roper Technologies Inc.	67,113	26,486,145
Salesforce Inc.(a)	245,507	40,518,475
Synopsys Inc.(a)	32,085	9,744,215
Tyler Technologies Inc.(a)	9,877	3,283,905
		127,436,752
Specialty Retail — 1.2%
Advance Auto Parts Inc.	20,553	3,557,519
American Eagle Outfitters Inc.	55,991	625,979
AutoNation Inc.(a)	11,993	1,340,338
Bath & Body Works Inc.	56,182	1,512,419
Best Buy Co. Inc.	128,283	8,362,769
CarMax Inc.(a)(b)	47,812	4,326,030
Foot Locker Inc.	56,767	1,433,367
Gap Inc. (The)	134,868	1,111,312
Home Depot Inc. (The)	157,169	43,106,741
Lithia Motors Inc.	18,290	5,026,275
Murphy USA Inc.	14,295	3,328,877
Ross Stores Inc.	222,816	15,648,368
TJX Companies Inc. (The)	744,220	41,564,687
Ulta Beauty, Inc.(a)	14,530	5,601,024
Victoria’s Secret & Co.(a)	23,263	650,666
		137,196,371
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	819,470	10,866,172
HP Inc.	333,701	10,938,719

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp Inc.	40,715	$2,656,247
Seagate Technology Holdings PLC	34,665	2,476,468
Western Digital Corp.(a)	197,750	8,865,132
Xerox Holdings Corp.	77,733	1,154,335
		36,957,073
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	36,873	1,512,162
Carter’s Inc.	26,577	1,873,147
Columbia Sportswear Co.	10,198	729,973
Hanesbrands Inc.	219,325	2,256,854
Nike Inc., Class B	370,260	37,840,572
PVH Corp.	44,573	2,536,204
Ralph Lauren Corp.	29,370	2,633,020
Skechers U.S.A. Inc., Class A(a)	44,834	1,595,194
Tapestry Inc.	159,608	4,871,236
Under Armour Inc., Class A(a)	67,532	562,541
Under Armour Inc., Class C, NVS(a)	77,036	583,933
VF Corp.	204,524	9,033,825
		66,028,661
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	69,463	2,702,111
MGIC Investment Corp.	204,582	2,577,733
New York Community Bancorp. Inc.	292,169	2,667,503
		7,947,347
Tobacco — 1.3%
Altria Group Inc.	1,147,290	47,922,303
Philip Morris International Inc.	982,265	96,988,846
		144,911,149
Trading Companies & Distributors — 0.3%
Fastenal Co.	188,055	9,387,706
GATX Corp.	22,388	2,108,054
MSC Industrial Direct Co. Inc., Class A	29,473	2,213,717
United Rentals Inc.(a)	18,209	4,423,148
Univar Solutions Inc.(a)	107,415	2,671,411
Watsco Inc.	7,153	1,708,279
Security	Shares	Value
Trading Companies & Distributors (continued)
WW Grainger Inc.	27,407	$12,454,563
		34,966,878
Water Utilities — 0.2%
American Water Works Co. Inc.	114,929	17,097,988
Essential Utilities Inc.	53,485	2,452,287
		19,550,275
Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.(a)(b)	373,313	50,225,531

Total Long-Term Investments — 99.7%
(Cost: $10,879,437,719)		11,181,168,476

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(e)(f)	76,665,939	76,658,272
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(e)	19,560,000	19,560,000

Total Short-Term Securities — 0.8%
(Cost: $96,196,788)		96,218,272

Total Investments in Securities — 100.5%
(Cost: $10,975,634,507)		11,277,386,748

Liabilities in Excess of Other Assets — (0.5)%		(58,965,879)

Net Assets — 100.0%		$11,218,420,869

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,219,115	$6,429,372	(a)	$—		$6,107	$3,678	$76,658,272	76,665,939	$36,319	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,420,000	—		(2,860,000	)(a)	—	—	19,560,000	19,560,000	35,431		—
BlackRock Inc.	31,448,652	1,494,838		(234,841)		73,587	(6,474,753)	26,307,483	43,195	203,115		—
						$79,694	$(6,471,075)	$122,525,755		$274,865		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	130	09/16/22	$24,632	$(811,442)
S&P Mid 400 E-Mini Index	43	09/16/22	9,752	(455,083)
				$(1,266,525)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,181,168,476	$—	$—	$11,181,168,476
Money Market Funds	96,218,272	—	—	96,218,272
	$11,277,386,748	$—	$—	$11,277,386,748
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,266,525)	$—	$—	$(1,266,525)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust